Mexican Government Long-Term Notes Receivable and Other Assets	12 Months Ended
Dec. 31, 2018
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Mexican Government Long-Term Notes Receivable and Other Assets

NOTE 17. MEXICAN GOVERNMENT LONG-TERM NOTES RECEIVABLE AND OTHER ASSETS

A.	Long-term notes receivable

As of December 31, 2018 and 2017, the balance of long-term notes receivable was as follows:

	2018	2017
Promissory notes issued by the Mexican Government	Ps. 118,827,894	Ps. 147,274,076
Other long-term notes receivable (1)	1,000,704	1,218,833

Total long-term notes receivable	Ps. 119,828,598	Ps. 148,492,909

(1)	Mainly collection rights related to Value Added Tax from the non-recourse factoring contract between Pemex Logistics and Banco Interacciones, S.A.

Promissory notes issued by the Mexican Government

	2018	2017
Long-term promissory notes issued by the Mexican Government	Ps 156,981,745	Ps. 149,796,282
Less: current portion of notes receivable issued by the Mexican Government (2)	38,153,851	2,522,206

Long-term promissory notes	Ps. 118,827,894	Ps. 147,274,076

(2)	For 2018, the increase relates to the principal and interest from promissory notes 21 to 26A, as well as promissory note No. 3 which matured on March 31, 2019. (see Note 30)

On December 24, 2015, the SHCP published in the Official Gazette of the Federation the Disposiciones de carácter general relativas a la asunción por parte del Gobierno Federal de obligaciones de pago de pensiones y jubilaciones a cargo de Petróleos Mexicanos y sus empresas productivas subsidiarias (General provisions regarding the assumption by the Mexican Government of the payment obligations related to pensions and retirement plans of Petróleos Mexicanos and its productive state-owned subsidiaries). These regulations stated the terms, conditions, financing mechanisms and payment arrangements pursuant to which the SHCP would assume a portion of the payment obligations related to PEMEX’s pensions and retirement plans. An independent expert reviewed the calculation, the methodology used, the maturity profile and all of the information provided by PEMEX.

In accordance with these provisions and prior to the completion of the independent expert’s review described above, on December 24, 2015, the Mexican Government issued in advance payment, through the SHCP, a Ps. 50,000,000 non-negotiable promissory note due December 31, 2050 payable to Petróleos Mexicanos. The promissory note, which accrued interest at a rate of 6.93% per year, was recognized as a long-term note receivable in non-current assets once the independent expert named by SHCP concluded its review.

On August 5, 2016, Petróleos Mexicanos received promissory notes issued by the Mexican Government at a value of Ps. 184,230,586 as of June 29, 2016, as part of the Mexican Government’s assumption of a portion of the payment liabilities related to Petróleos Mexicanos and Subsidiary Entities’ pensions and retirement plans, which notes were delivered in exchange for the Ps. 50,000,000 promissory notes issued to Petróleos Mexicanos on December 24, 2015. On August 15, 2016, Petróleos Mexicanos exchanged Ps. 47,000,000 of these promissory notes for short-term floating rate Mexican Government debt securities, known as Bonos de Desarrollo del Gobierno Federal (Development Bonds of the Mexican Government or “BONDES D”). Petróleos Mexicanos then sold the BONDES D to Mexican development banks at market prices.

Petróleos Mexicanos recognized a Ps. 135,439,612 increase in equity as a result of the Ps. 184, 230,586 of the promissory notes as of June 29, 2016, minus the Ps. 50,000,000 promissory note received by Petróleos Mexicanos on December 24, 2015, plus a Ps. 1,209,026 increase in the value of the promissory notes from June 29, 2016 to August 15, 2016, the date on which PEMEX received the promisorry notes (see Note 24).

As of December 31, 2018 and 2017, these promissory notes amounted to Ps. 156,981,745 and Ps. 149,796,282, respectively. PEMEX intends to hold them to maturity. These promissory notes will be converted into cash with annual maturity dates ranging from 5.14% to 7.04% in 2018, as follows:

As of December 31, 2018
Number of Promissory Notes	Maturity	Yield Rate Range	Principal Amount
7(1)	2019	5.14% to 7.04%	Ps. 38,153,851
1	2020	5.39%	4,663,037
1	2021	5.57%	5,534,162
1	2022	5.74%	6,142,562
1	2022	5.88%	6,712,753
5	2024 to 2028	5.99% to 6.48%	37,123,836
5	2029 to 2033	6.62% to 6.85%	37,522,297
3	2034 to 2036	6.90% to 7.00%	21,129,247

	Total promissory notes		Ps. 156,981,745
	Less: current portion		38,153,851

	Long-term notes receivable		Ps. 118,827,894

(1)

Includes promissory note No.3 with an original maturity date of March 31, 2019 and interest rates of 5.14%, and promissory notes No. 21 to 26A with original maturity dates ranging from 2037 to 2042 and interest rates from 6.94% to7.04%.

From January 1 to December 31, 2018 PEMEX recognized Ps. 9,737,131 in accrued yields from these promissory notes, of which Ps. 28,818 corresponds to accrued interests. This amount was recognized as financing income in the consolidated statement of comprehensive income.

Yield rates for these promissory notes are fixed all throughout their lifespans and up to their maturities. In addition, PEMEX believes the promissory notes do not have a credit risk because they are issued by the Mexican Government in Mexican pesos. The expected credit losses as of December 31, 2018 are zero.

As of December 31, 2018 two promissory notes have expired: the first with maturity on March 31, 2017 in the amount of Ps. 1,562,288 (Ps 1,518,932 of principal and Ps. 43,356 of interest), and the second with maturity on March 31, 2018 in the amount of Ps. 2,551,024 (Ps. 2,364,053 of principal and Ps. 186,971 of interest), which were transferred to the Fondo Laboral PEMEX (Pemex Labor Fund or “FOLAPE”), for the payment obligations related to pensions and retirement plans. The payment of the second promissory note was carried out two days after the expiration date, which generated additional interest of $644. The monetized amount of the second promissory note was Ps. 2,551,668 (Ps. 2,364,053 of principal and Ps. 187,615 of interest).

B.	Other assets

At December 31, 2018 and 2017, the balance of other assets was as follows:

	2018	2017
Insurance	Ps. 3,591,079	Ps. 3,089,801
Payments in advance	1,114,513	1,593,315
Other	1,720,218	1,211,984

Total other assets	Ps. 6,425,810	Ps. 5,895,100